5. Capitalized Software Development Costs (Details) (USD $)	3 Months Ended		9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Details
Amortization expense - software development costs	$ 107,273	$ 118,244	$ 308,730	$ 319,498